Organization of the Company and Description of the Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1. Organization of the Company and Description of the Business

Eurasia Energy Limited (“the Company”) was incorporated as Pacific Alliance Ventures Ltd. in the State of Nevada on October 20, 2003. The Company changed its name to Eurasia Energy Limited on November 28, 2005. The Company completed a continuation of its jurisdiction from Nevada to Anguilla, B.W.I. on December 31, 2007 and is currently inactive.